MARKETING AND SALES	12 Months Ended
Dec. 31, 2022
Marketing And Sales
MARKETING AND SALES

NOTE 12 -MARKETING AND SALES

	Year ended December 31,
	2022	2021	2020
	USD in thousands
Payroll and related expenses	1,318	1,273	833
Exhibitions, conventions and travel expenses	302	42	175
Consultants	558	394	178
Other	52	139	82
	2,230	1,848	1,268

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)